Leases (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Jul. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Weighted average incremental borrowing rate		4.50%	4.50%	4.50%	4.50%
Weighted average remaining lease term		2 years 6 months	3 years 6 months	2 years 11 months 1 day	3 years 10 months 6 days
Payments for operating leases liabilities		$ 101	$ 100	$ 210	$ 194
RENEO PHARMACEUTICALS INC [Member]
Lessee, Lease, Description [Line Items]
Right-of-use (ROU) assets impairment expense				$ 300
Weighted average incremental borrowing rate		5.00%	5.00%	5.00%
Weighted average remaining lease term		2 years 3 months 18 days	3 years 8 months 12 days	3 years 9 months 18 days
Payments for operating leases liabilities		$ 194	$ 142	$ 500	500
Operating lease expense		$ 148	$ 241	$ 400	$ 500
RENEO PHARMACEUTICALS INC [Member] | Lease Agreement [Member]
Lessee, Lease, Description [Line Items]
Lessee, operating lease, existence of option to terminate [true false]		true		true
Right-of-use (ROU) assets impairment expense				$ 300
RENEO PHARMACEUTICALS INC [Member] | Lease Agreement [Member] | Subsequent Event [Member]
Lessee, Lease, Description [Line Items]
Final termination	$ 200